SUPPLEMENT Dated June 14, 2010 To The Current Prospectus

ING Architect ING GoldenSelect Access ING GoldenSelect DVA Plus ING GoldenSelect ESII ING GoldenSelect Generations ING GoldenSelect Landmark ING GoldenSelect Premium Plus

ING SmartDesign Advantage ING SmartDesign Signature ING SmartDesign Variable Annuity ING Equi-Select ING Empire Traditions ING Empire Innovations ING Architect New York

Issued By ING USA Annuity and Life Insurance Company Through its Separate Accounts B and EQ or Issued By ReliaStar Life Insurance Company of New York Through its Separate Account NY-B

This supplement updates the prospectus. Please read this supplement carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

The following changes apply to certain investment portfolios that are currently available under your contract. These changes consist of name changes or subadviser changes. The investment objective of each portfolio is unchanged. The explanatory parentheticals clarify the specific changes for each investment portfolio. Appendix B (Appendix III for ING Smart Design Variable Annuity), is hereby amended as follows (with the list of available investment portfolios at the front of the prospectus revised accordingly).

Fund Name and

Investment Adviser/Subadviser ING Investors Trust

7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Large Cap Growth Portfolio (formerly known as ING Wells Fargo Omega Growth Portfolio)

Investment Objective Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.
(formerly, Wells Capital Management Inc.)

ING DFA World Equity Portfolio (effective on or about August 23, 2010 – previously, ING DFA Global All Equity Portfolio)	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING Van Kampen Growth and Income Portfolio Investment Adviser: Directed Services LLC Investment Subadviser: Invesco Advisers, Inc. (formerly known as Van Kampen)	Seeks long-term growth of capital and income.

MULTIVA-10

06-14-2010

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Partners, Inc. 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258 ING Van Kampen Comstock Portfolio

Seeks capital growth and income.

Investment Adviser: Directed Services LLC Investment Subadviser: Invesco Advisers, Inc. (formerly known as Van Kampen) ING Van Kampen Equity and Income Portfolio

Seeks total return, consisting of long-term capital appreciation and current income.

Investment Adviser: Directed Services LLC Investment Subadviser: Invesco Advisers, Inc. (formerly known as Van Kampen)

MULTIVA-10

06-14-2010